UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-4171

CREDIT SUISSE CASH RESERVE FUND, INC.
(Exact name of registrant as specified in charter)

Eleven Madison Avenue, New York, New York			10010
(Address of principal executive offices)			(Zip code)

J. Kevin Gao, Esq. Credit Suisse Cash Reserve Fund, Inc. Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 325-2000

Date of fiscal year end:	December 31

Date of reporting period:	January 1, 2008 to June 30, 2008

Item 1. Reports to Stockholders.

CREDIT SUISSE FUNDS

Semiannual Report

June 30, 2008
(unaudited)

■  CREDIT SUISSE
CASH RESERVE FUND

The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 800-927-2874 or by writing to Credit Suisse Funds, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at Eleven Madison Avenue, New York, NY 10010. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

The views of the Fund's management are as of the date of the letter and the Fund holdings described in this document are as of June 30, 2008; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

Credit Suisse Cash Reserve Fund
Semiannual Investment Adviser's Report
June 30, 2008 (unaudited)

August 5, 2008

Dear Shareholder:

For the Credit Suisse Cash Reserve Fund (the "Fund"), the annualized current yields for the seven-day period ended June 30, 2008, were 2.21%, 1.97%, 1.78% and 1.77% for the Fund's Common Class, Class A, B and C shares, respectively.1 The Fund's weighted average maturity as of June 30, 2008, was 36 days.

Market Review: Spreads at historical wides

The six-month period ended June 30, 2008, was a weak one for economic growth. Gross Domestic Product (GDP) for Q1 registered an anemic 1% rate of growth.

Non-farm payrolls have decreased in each of the last six months, while the unemployment rate has increased to 5.5% as of the June report. Short term credit markets have been slowly improving over the past six months. Large scale interest rate reductions by the Federal Reserve (150 basis points total in 2008, to a current level of 2% as of April 30, 2008) along with increased availability of liquidity to dealers have benefited markets. Conversely, the housing market continues to be a drag on the economy, the overall health of banks, and the financial system. Additionally, inflation fears have moved to the forefront over recent weeks as oil prices continue to accelerate and the dollar continues to weaken.

Spreads on short dated securities remain historically wide, though they tightened modestly over the period. Investors remain wary that dealers will not provide the necessary liquidity and have thus invested on the extreme short end of the curve. Additionally, there has been a good deal of confusion about the calculation of Libor rates, which has caused them to remain stubbornly high for this point in the business cycle.

Strategic Review and Outlook: Expect the economy to remain weak through 2008

For the six-month period ended June 30, 2008, the Fund has performed below the industry average of net returns of First Tier Retail Funds reporting to iMoneynet, a money market mutual fund yield monitor that reports yields offered and calculates rankings for mutual funds. The Fund has been managed in an extremely conservative fashion from an exposure standpoint and a weighted average maturity standpoint versus similar funds.

Liquidity maximization has been, and will continue to be, the focus of the portfolio. In fact, market conditions have dictated that portfolios maintain

Credit Suisse Cash Reserve Fund
Semiannual Investment Adviser's Report (continued)
June 30, 2008 (unaudited)

extremely high levels of assets in maturities of 7 days or less (as of June 30, 2008, 30% of the Fund's assets had maturities of 7 days or less).

We have made prudent investments in the floating rate securities of a number of high quality non-U.S. banks (which have less exposure the U.S. mortgage market than their U.S. counterparts), at relatively wide spreads to Libor, in anticipation of a gradual tightening of quality spreads. Additionally, we have attempted to maintain our weighted average maturity slightly longer than the industry average (45 days as of 6/30/08), as we believe that the market is pricing in more Fed tightening in 2008 than is probable.

In our opinion, the impact of high gasoline prices and the ongoing repair of corporate and personal balance sheets will keep the economy on weak footing for the remainder of 2008. We believe that the Federal Open Market Committee will remain on hold at least through the end of the year in order to give the financial system time to heal itself. While spreads on bank and corporate securities should remain wide, we expect them to tighten slightly over the next three to six months. We also believe that the weak housing market will continue to have a negative impact on government-sponsored enterprises like Fannie Mae and Freddie Mac.

Credit Suisse Asset Management, LLC

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

Credit Suisse Cash Reserve Fund
Semiannual Investment Adviser's Report (continued)
June 30, 2008 (unaudited)

Average Annual Returns as of June 30, 20081

	1 Year	5 Years	10 Years	Since Inception	Inception Date
Common Class	3.76%	2.95%	3.34%	2.68%	04/16/85
Class A	3.51%	2.70%	—	2.26%	11/30/01
Class B	3.32%	2.50%	—	2.43%	05/01/03
Class C	3.31%	2.50%	—	2.43%	05/01/03

7-Day Annualized Current Yields as of June 30, 20081

Common Class	2.21%
Class A	1.97%
Class B	1.78%
Class C	1.77%

Returns represent past performance and include reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Yield quotations more closely reflect the current earnings of the Fund than total return quotations. The Fund's yield will fluctuate. Although the Fund seeks to maintain a constant net asset value of $1 per share, there can be no assurance that it can do so on a continuing basis and it is possible to lose money by investing in the Fund. An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Performance information current to the most recent month-end is available at www.credit-suisse.com/us.

The annualized gross and net expense ratios are 0.52% for Common Class shares, 0.77% for Class A shares, 0.97% for Class B shares and 0.98% for Class C shares.

1  Returns and yields may include waivers of advisory fees and reimbursements of Fund expenses. Declines in interest-rate levels could cause the Fund's earnings to fall below the Fund's expenses, resulting in a negative yield. Credit Suisse has agreed voluntarily to waive fees and reimburse expenses as necessary to maintain a positive yield. This waiver and reimbursement may be changed or terminated at any time. Returns assume reinvestment of dividends.

Credit Suisse Cash Reserve Fund
Semiannual Investment Adviser's Report (continued)
June 30, 2008 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended June 30, 2008.

The table illustrates your Fund's expenses in two ways:

• Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical Fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

Credit Suisse Cash Reserve Fund
Semiannual Investment Adviser's Report (continued)
June 30, 2008 (unaudited)

Expenses and Value for a $1,000 Investment
for the six month period ended June 30, 2008

Actual Fund Return	Common Class	Class A	Class B	Class C
Beginning Account Value 1/1/08	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 6/30/08	$1,013.90	$1,012.70	$1,011.70	$1,011.70
Expenses Paid per $1,000*	$2.60	$3.85	$4.85	$4.90
Hypothetical 5% Fund Return
Beginning Account Value 1/1/08	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 6/30/08	$1,022.28	$1,021.03	$1,020.04	$1,019.99
Expenses Paid per $1,000*	$2.61	$3.87	$4.87	$4.92
	Common Class	Class A	Class B	Class C
Annualized Expense Ratios*	0.52%	0.77%	0.97%	0.98%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 366.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher.

For more information, please refer to the Fund's prospectus.

Credit Suisse Cash Reserve Fund
Semiannual Investment Adviser's Report (continued)
June 30, 2008 (unaudited)

Credit Quality Breakdown*

Ratings S&P
AAA	2.7%
AA	38.8%
A	11.4%
A-1	19.4%
NR	5.9%
Subtotal	78.2%
Repurchase Agreement	21.8%
Total	100.0%

*  Expressed as a percentage of total investments and may vary over time.

Credit Suisse Cash Reserve Fund
Schedule of Investments
June 30, 2008 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
COMMERCIAL PAPER (25.9%)
CORPORATES (25.9%)
$10,000	ABN AMRO North America Finance, Inc.	(A-1+, P-1)	11/10/08	2.844	$9,897,150
10,000	Banco Bilbao Vizcaya Argentaria SA	(A-1+, P-1)	12/12/08	3.075	10,000,448
10,000	Bank Scotland PLC NY#	(A-1+, P-1)	11/04/08	2.636	9,988,827
10,000	DnB NORBank ASA	(A-1+, P-1)	11/07/08	2.807	9,900,742
15,000	Governor & Co. of Bank of Ireland	(A-1, P-1)	09/09/08	2.758	14,920,667
11,315	Intesa Funding LLC	(NR, NR)	08/15/08	2.940	11,273,983
10,000	Lehman Brothers Holdings, Inc.	(A-1, P-1)	07/01/08	2.636	10,000,000
15,000	Macquarie Bank, Ltd.	(NR, NR)	08/28/08	2.839	14,932,333
15,000	Societe Generale North America	(A-1+, P-1)	07/02/08	3.000	14,998,767
15,000	Swedbank	(A-1, P-1)	09/19/08	2.555	14,916,000
5,800	UBS Finance (Delaware)	(NR, NR)	08/05/08	2.838	5,784,211
10,000	Unicredito Italiano Bank (Ireland) PLC, Company Guaranteed Notes	(A-1, P-1)	09/02/08	2.970	10,000,000
TOTAL COMMERCIAL PAPER (Cost $136,613,128)					136,613,128
CERTIFICATES OF DEPOSIT (16.3%)
Banks (16.3%)
15,000	Bank of Nova Scotia#	(AA-, Aa1)	05/05/09	3.134	14,994,937
5,000	Barclays Bank PLC NY, Series YCD, Senior Unsecured Notes	(A-1+, P-1)	05/12/09	3.260	5,000,000
10,000	Caylon NY#	(AA-, Aa1)	02/13/09	2.462	9,962,492
10,400	Fortis Bank NY#	(A-1+, P-1)	09/30/08	2.751	10,397,368
3,000	Nordea Bank Finland NY#	(AA-, Aa1)	02/06/09	2.450	2,989,235
13,400	Nordea Bank Finland NY#	(AA-, Aa1)	04/09/09	2.436	13,347,400
16,000	Skandinavia Enskilda Bank NY#	(A+, Aa2)	12/08/08	2.642	15,976,794
13,750	Svenska Handelsbanken#	(AA-, Aa1)	01/05/09	2.698	13,727,142
TOTAL CERTIFICATES OF DEPOSIT (Cost $86,395,368)					86,395,368
CORPORATE OBLIGATIONS (38.1%)
Banks (16.8%)
19,000	BNP Paribas, Rule 144A, Notes#‡	(AA, Aa1)	08/19/08	2.719	19,000,000
11,600	ING Bank NV, Rule 144A, Notes#‡	(AA, Aa1)	06/15/09	3.138	11,600,000
3,000	Lloyds TSB Group PLC#	(AA-, Aa1)	09/05/08	2.632	2,999,399
15,000	National Australia Bank, Series MTN, Rule 144A, Senior Unsecured Notes#‡	(AA, Aa1)	02/19/09	2.919	15,000,000
15,000	Royal Bank of Canada, Rule 144A, Notes#‡	(AA-, Aaa)	09/05/08	2.440	15,000,000
2,000	Royal Bank of Scotland Group PLC, Rule 144A, Senior Notes#‡	(AA-, Aa1)	09/26/08	2.959	1,998,451
4,000	Santander US Debt SA Unipersonal, Rule 144A, Bank Guaranteed Notes#‡	(AA, Aa1)	09/19/08	2.861	3,997,426
8,700	Wachovia Bank NA#	(AA, Aa1)	03/23/09	2.841	8,687,079
2,000	Wachovia Corp. Series 1, Senior Unsecured Notes,#	(A+, A1)	10/28/08	2.533	1,995,408
2,000	Wachovia Corp., Senior Unsecured Notes,#	(A+, A1)	10/28/08	2.949	1,997,563
6,600	Westpac Banking Corp/NY, Series DPNT, Senior Unsecured Notes#	(AA, Aa1)	06/01/09	2.765	6,600,000
					88,875,326

See Accompanying Notes to Financial Statements.

Credit Suisse Cash Reserve Fund
Schedule of Investments (continued)
June 30, 2008 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE OBLIGATIONS
Finance (12.5%)
$10,000	American Express Credit Corp., Series MTN#	(A+, Aa3)	04/06/09	2.510	$9,934,337
8,550	General Electric Capital Corp.#	(AAA, Aaa)	10/24/08	2.907	8,546,456
6,000	General Electric Capital Corp. Series MTN#	(AAA, Aaa)	01/05/09	2.768	5,998,634
20,000	HSBC Finance Corp. Series EXL#	(AA-, Aaa)	09/06/08	2.470	20,001,032
6,300	IBM Corp., Rule 144A#‡	(A+, A1)	09/08/08	2.478	6,299,271
15,000	Merrill Lynch & Company, Inc.#	(A, A1)	07/07/08	2.710	14,997,364
					65,777,094
Insurance (8.8%)
15,000	Allstate Life Global Funding Trust, Series MTN, Senior Notes#	(AA, Aa2)	09/04/08	2.446	15,000,000
9,700	Hartford Life Global Funding, Notes#	(AA-, Aa3)	09/15/08	2.491	9,699,955
11,600	Metropolitan Life Global Funding I, Series MTN, Rule 144A#‡	(AA, Aa2)	06/12/09	3.161	11,600,000
10,000	Pacific Life Global Funding, Rule 144A, Notes#‡	(AA, Aa3)	08/08/08	2.690	10,000,000
					46,299,955
TOTAL CORPORATE OBLIGATIONS (Cost $200,952,375)					200,952,375
REPURCHASE AGREEMENT (22.4%)
118,254	Deutsche Bank Tri Party Repo (Agreement dated 06/30/08, to be repurchased at $118,262,212, collateralized by $35,836,000 Freddie Mac Notes, 5.000% due 06/11/09, $47,895,000 Federal Home Loan Bank Notes, 3.750% to 5.250% due 05/19/11 to 10/15/12, $35,000,000 Fannie Mae Notes, 5.500% due 08/22/12. Market Value of collateral is $120,623,290) (Cost $118,254,000)	(AAA, Aaa)	07/01/08	2.500	118,254,000
TOTAL REPURCHASE AGREEMENT (Cost $118,254,000)					118,254,000
TOTAL INVESTMENTS AT VALUE (102.7%) (Cost $542,214,871)					542,214,871
LIABILITIES IN EXCESS OF OTHER ASSETS (-2.7%)					(14,372,196)
NET ASSETS (100.0%)					$527,842,675

Average Weighted Maturity — 36 days (unaudited)

INVESTMENT ABBREVIATIONS

MTN = Medium Term Notes
DPNT = Deposit Notes

†  Credit ratings given by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

‡  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2008, these securities amounted to a value of $94,495,148 or 17.9% of net assets.

#  Variable rate obligations — The interest rate is the rate as of June 30, 2008.

See Accompanying Notes to Financial Statements.

Credit Suisse Cash Reserve Fund
Statement of Assets and Liabilities
June 30, 2008 (unaudited)

Assets
Investments at value (Cost $423,960,871) (Note 2)	$423,960,871
Repurchase agreement at value (Cost $118,254,000) (Note 2)	118,254,000
Cash	70,335
Interest receivable	872,035
Receivable for fund shares sold	4,031
Prepaid expenses	42,016
Total Assets	543,203,288
Liabilities
Advisory fee payable (Note 3)	152,089
Administrative services fee payable (Note 3)	44,671
Distribution fee payable (Note 3)	103,275
Payable for investments purchased	14,932,333
Payable for fund shares redeemed	88,697
Dividends payable	8,805
Directors' fee payable	6,376
Other accrued expenses payable	24,367
Total Liabilities	15,360,613
Net Assets
Capital stock, $.001 par value (Note 4)	527,844
Paid-in capital (Note 4)	527,588,698
Accumulated net realized loss on investments	(273,867)
Net Assets	$527,842,675
Common Shares
Net assets	$26,628,337
Shares outstanding	26,696,756
Net asset value, offering price and redemption price per share	$1.00
A Shares
Net assets	$501,018,050
Shares outstanding	500,951,446
Net asset value, offering price and redemption price per share	$1.00
B Shares
Net assets	$127,383
Shares outstanding	127,004
Net asset value, offering price and redemption price per share	$1.00
C Shares
Net assets	$68,905
Shares outstanding	68,714
Net asset value, offering price and redemption price per share	$1.00

See Accompanying Notes to Financial Statements.

Credit Suisse Cash Reserve Fund
Statement of Operations
For the Six Months Ended June 30, 2008 (unaudited)

Interest Income (Note 2)	$8,783,715
Expenses
Investment advisory fees (Note 3)	931,685
Administrative services fees (Note 3)	317,577
Distribution fees (Note 3)
Class A	631,566
Class B	294
Class C	155
Transfer agent fees (Note 3)	50,865
Registration fees	30,753
Legal fees	14,527
Custodian fees	14,014
Directors' fees	10,396
Audit and tax fees	9,746
Printing fees (Note 3)	7,191
Insurance expense	5,342
Miscellaneous expense	994
Total expenses	2,025,105
Net investment income	6,758,610
Net Realized Loss from Investments	(1,246)
Net increase in net assets resulting from operations	$6,757,364

See Accompanying Notes to Financial Statements.

Credit Suisse Cash Reserve Fund
Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2008 (unaudited)	For the Year Ended December 31, 2007
From Operations
Net investment income	$6,758,610	$22,066,513
Net realized loss from investments	(1,246)	(21,283)
Net increase in net assets resulting from operations	6,757,364	22,045,230
From Dividends
Dividends from net investment income Common Class shares	(375,792)	(1,487,166)
Class A shares	(6,380,490)	(20,569,990)
Class B shares	(1,530)	(7,006)
Class C shares	(798)	(2,351)
Net decrease in net assets resulting from dividends	(6,758,610)	(22,066,513)
From Capital Share Transactions (Note 4)
Proceeds from sale of shares	412,719,312	1,052,059,596
Reinvestment of dividends	6,675,055	21,571,648
Net asset value of shares redeemed	(396,443,921)	(1,051,655,113)
Net increase in net assets from capital share transactions	22,950,446	21,976,131
Increase due to capital contribution due from advisor (Note 3)	—	77,802
Net increase in net assets	22,949,200	22,032,650
Net Assets
Beginning of period	504,893,475	482,860,825
End of period	$527,842,675	$504,893,475

See Accompanying Notes to Financial Statements.

Credit Suisse Cash Reserve Fund
Financial Highlights
(For a Common Class Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended June 30, 2008	For the Year Ended December 31,
	(unaudited)	2007	2006	2005	2004	2003
Per share data
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
INVESTMENT OPERATIONS
Net investment income	0.0139	0.0472	0.0455	0.0270	0.0090	0.0074
Net loss on investments (both realized and unrealized)	(0.0001)	(0.0001)	—	(0.0018)	—	(0.0014)
Total from investment operations	0.0138	0.0471	0.0455	0.0252	0.0090	0.0060
LESS DIVIDENDS
Dividends from net investment income	(0.0138)	(0.0472)	(0.0455)	(0.0270)	(0.0090)	(0.0072)
INCREASE DUE TO CAPITAL CONTRIBUTION	—	0.0001	—	0.0018	—	0.0012
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total return[1]	1.39%	4.83%	4.64%	2.73%	0.90%	0.72%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$26,628	$26,625	$29,020	$45,532	$48,375	$82,990
Ratio of expenses to average net assets	0.52%[2]	0.53%	0.55%	0.55%	0.50%	0.49%
Ratio of net investment income to average net assets	2.79%[2]	4.75%	4.53%	2.69%	0.87%	0.74%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	—	—	0.18%	0.38%	0.44%	0.30%

1  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

2  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Cash Reserve Fund
Financial Highlights
(For a Class A Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended June 30, 2008	For the Year Ended December 31,
	(unaudited)	2007	2006	2005	2004	2003
Per share data
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
INVESTMENT OPERATIONS
Net investment income	0.0127	0.0449	0.0430	0.0245	0.0065	0.0050
Net loss on investments (both realized and unrealized)	(0.0001)	(0.0002)	—	(0.0015)	—	(0.0019)
Total from investment operations	0.0126	0.0447	0.0430	0.0230	0.0065	0.0031
LESS DIVIDENDS
Dividends from net investment income	(0.0126)	(0.0449)	(0.0430)	(0.0245)	(0.0065)	(0.0047)
INCREASE DUE TO CAPITAL CONTRIBUTION	—	0.0002	—	0.0015	—	0.0016
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total return[1]	1.27%	4.58%	4.39%	2.48%	0.65%	0.47%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$501,018	$478,066	$453,517	$9,543	$27,560	$1,247
Ratio of expenses to average net assets	0.77%[2]	0.78%	0.80%	0.80%	0.75%	0.74%
Ratio of net investment income to average net assets	2.53%[2]	4.48%	4.57%	2.44%	0.62%	0.49%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	—	—	—	0.38%	0.44%	0.30%

1  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

2  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Cash Reserve Fund
Financial Highlights
(For a Class B Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended June 30, 2008	For the Year Ended December 31,
	(unaudited)	2007	2006	2005	2004	2003[1]
Per share data
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
INVESTMENT OPERATIONS
Net investment income	0.0117	0.0429	0.0411	0.0225	0.0045	0.0016
Net loss on investments (both realized and unrealized)	(0.0001)	(0.0001)	—	(0.0019)	—	(0.0022)
Total from investment operations	0.0116	0.0428	0.0411	0.0206	0.0045	(0.0006)
LESS DIVIDENDS
Dividends from net investment income	(0.0116)	(0.0429)	(0.0411)	(0.0225)	(0.0045)	(0.0015)
INCREASE DUE TO CAPITAL CONTRIBUTION	—	0.0001	—	0.0019	—	0.0021
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total return[2]	1.17%	4.38%	4.19%	2.27%	0.45%	0.15%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$127	$134	$271	$155	$98	$60
Ratio of expenses to average net assets	0.97%[3]	0.98%	1.00%	1.00%	0.95%	0.94%[3]
Ratio of net investment income to average net assets	2.34%[3]	4.30%	4.13%	2.24%	0.42%	0.24%[3]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	—	—	0.16%	0.38%	0.44%	0.40%[3]

1  For the period May 1, 2003 (inception date) through December 31, 2003.

2  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

3  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Cash Reserve Fund
Financial Highlights
(For a Class C Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended June 30, 2008	For the Year Ended December 31,
	(unaudited)	2007	2006	2005	2004	2003[1]
Per share data
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
INVESTMENT OPERATIONS
Net investment income	0.0116	0.0430	0.0411	0.0225	0.0045	0.0016
Net loss on investments (both realized and unrealized)	—	(0.0002)	—	(0.0017)	—	(0.0022)
Total from investment operations	0.0116	0.0428	0.0411	0.0208	0.0045	(0.0006)
LESS DIVIDENDS
Dividends from net investment income	(0.0116)	(0.0430)	(0.0411)	(0.0225)	(0.0045)	(0.0015)
INCREASE DUE TO CAPITAL CONTRIBUTION	—	0.0002	—	0.0017	—	0.0021
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total return[2]	1.17%	4.39%	4.19%	2.28%	0.45%	0.15%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$69	$69	$53	$46	$46	$46
Ratio of expenses to average net assets	0.98%[3]	0.98%	1.00%	1.00%	0.95%	0.94%[3]
Ratio of net investment income to average net assets	2.32%[3]	4.25%	4.32%	2.24%	0.42%	0.24%[3]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	—	—	0.07%	0.38%	0.44%	0.40%[3]

1  For the period May 1, 2003 (inception date) through December 31, 2003.

2  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

3  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Cash Reserve Fund
Notes to Financial Statements
June 30, 2008 (unaudited)

Note 1. Organization

The Credit Suisse Cash Reserve Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Fund was incorporated under the laws of the State of Maryland on November 15, 1984.

The investment objective of the Fund is to provide investors with high current income consistent with liquidity and stability of principal.

The Fund offers four classes of shares: Common Class shares, Class A shares, Class B shares and Class C shares. Each class of shares in the Fund represents an equal pro rata interest in the Fund, except that they bear different expenses, which reflect the difference in the range of services provided to them.

It is the policy of the Fund to maintain a stable net asset value of $1.00 per share. The Fund has adopted certain investment, fund valuation, dividend and distribution policies to enable it to do so. There is no assurance, however, that the Fund will be able to maintain a stable net asset value of $1.00 per share.

Note 2. Significant Accounting Policies

A) SECURITY VALUATION — The net asset value of the Fund is determined at 12:00 noon eastern time and at the close of regular trading on the New York Stock Exchange, Inc. (normally 4:00 pm eastern time) each day the Fund is open for business. The Fund's investments are valued under the amortized cost method, which has been determined by the Fund's Board of Directors to represent the fair value of the Fund's investments. Amortized cost involves valuing a Fund's holding initially at its cost and then assuming a constant amortization to maturity of any discount or premium. The amortized cost method ignores any impact of fluctuating interest rates. The Board of Directors has established procedures intended to stabilize the Fund's net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include review by the Board of Directors, at such intervals as it deems appropriate, to determine the extent, if any, to which the Fund's net asset value per share calculated by using available market quotations deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board of Directors will promptly consider what action, if any, should be initiated.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous

Credit Suisse Cash Reserve Fund
Notes to Financial Statements (continued)
June 30, 2008 (unaudited)

Note 2. Significant Accounting Policies

market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•  Level 1 — quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Fund's investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$—	$—
Level 2 — Other Significant Observable Inputs	542,214,871	—
Level 3 — Significant Unobservable Inputs	—	—
Total	$542,214,871	$—

*  Other financial instruments include futures, forwards and swap contracts.

B) ILLIQUID SECURITIES — A security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days or less for its approximate carrying value on the books of the Fund. Valuations of

Credit Suisse Cash Reserve Fund
Notes to Financial Statements (continued)
June 30, 2008 (unaudited)

Note 2. Significant Accounting Policies

illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed. For so long as the Fund holds illiquid securities representing 10% or more of its total assets, the Fund may not purchase additional illiquid securities. As of June 30, 2008, the Fund did not hold any illiquid securities.

C) SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class.

D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income are declared daily and paid monthly. Distributions of net realized capital gains, if any, are generally declared and paid at least annually, although the Fund may declare and pay short-term capital gains, if any, periodically as the Board of Directors determines. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP").

E) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

During June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation 48 ("FIN 48" or the "Interpretation"), Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109. The Fund has reviewed its' current tax positions and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F) REPURCHASE AGREEMENTS — The Fund may enter into repurchase agreements. Under the terms of a typical repurchase agreement, the Fund acquires a security subject to an obligation of the seller to repurchase the

Credit Suisse Cash Reserve Fund
Notes to Financial Statements (continued)
June 30, 2008 (unaudited)

Note 2. Significant Accounting Policies

security. Securities pledged as collateral for repurchase agreements are held by the Fund's broker until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payment of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

G) USE OF ESTIMATES — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

H) CREDIT AND MARKET RISK — The value of structured securities may be affected by, among other things, changes in: interest rates, the quality of the underlying assets or the market's assessments thereof, factors concerning the interests in and structure of the issuer or the originator of the receivables, or the creditworthiness of the entities that provide any credit enhancements.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse Asset Management, LLC ("Credit Suisse"), an indirect, wholly-owned subsidiary of Credit Suisse Group, serves as investment adviser for the Fund. For its investment advisory services, Credit Suisse is entitled to receive a fee from the Fund at an annual rate of 0.35% of the Fund's average daily net assets. For the six months ended June 30, 2008, investment advisory fees earned were $931,685.

During the year ended December 31, 2007, Credit Suisse voluntarily contributed capital to the Fund in the amount of $77,802 to offset the effect of accumulated realized losses in the Fund. Credit Suisse received no shares of common stock in exchange for this contribution, which increased the net asset value of the Fund. For tax purposes, this capital contribution will be applied against realized losses for the year. Such amount has been recorded as additional paid-in-capital in the Statement of Assets and Liabilities.

On August 16 and 28, 2007, an affiliate of Credit Suisse purchased at amortized cost, including accrued interest, which at the time approximated the then-current market value, from the Fund securities with a face value of $97,000,000.

Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of Credit Suisse, and State Street Bank and Trust Company ("SSB") serve as co-administrators to the Fund. For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.09% of the Fund's

Credit Suisse Cash Reserve Fund
Notes to Financial Statements (continued)
June 30, 2008 (unaudited)

Note 3. Transactions with Affiliates and Related Parties

average daily net assets. For the six months ended June 30, 2008, co-administrative services fees earned by CSAMSI were $239,576.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the six months ended June 30, 2008, co-administrative services fees earned by SSB (including out-of-pocket expenses) were $78,001.

In addition to serving as the Fund's co-administrator, CSAMSI currently serves as distributor of the Fund's shares. Pursuant to distribution plans adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives fees for its distribution services. This fee is calculated at an annual rate of 0.25% of the average daily net assets of the Class A shares of the Fund. The maximum amount payable by the Class B shares and Class C shares of the Fund is 0.75% of their average daily net assets. For the six months ended June 30, 2008, Class B shares and Class C shares of the Fund paid these fees at the annual rate of 0.45% of its average net assets. Common Class shares of the Fund do not bear distribution expenses.

Merrill Corporation ("Merrill"), an affiliate of Credit Suisse, has been engaged by the Fund to provide certain financial printing and fulfillment services. For the six months ended June 30, 2008, Merrill was paid $10,429 for its services to the Fund.

Note 4. Capital Share Transactions

The Fund is authorized to issue six billion full and fractional shares of capital stock, $.001 par value per share, of which one billion shares are classified as Common Class shares, one billion shares are classified as Class A shares, one billion shares are classified as Class B shares and one billion shares are classified as Class C shares. Transactions in shares of the Fund were as follows:

	Common Class
	For the Six Months Ended June 30, 2008 (unaudited)		For the Year Ended December 31, 2007
	Shares	Value	Shares	Value
Shares sold	30,195,616	$30,195,616	215,458,010	$215,458,010
Shares issued in reinvestment of dividends	307,399	307,399	1,009,117	1,009,117
Shares redeemed	(30,499,729)	(30,499,729)	(218,864,860)	(218,864,860)
Net increase (decrease)	3,286	$3,286	(2,397,733)	$(2,397,733)

Credit Suisse Cash Reserve Fund
Notes to Financial Statements (continued)
June 30, 2008 (unaudited)

Note 4. Capital Share Transactions

	Class A
	For the Six Months Ended June 30, 2008 (unaudited)		For the Year Ended December 31, 2007
	Shares	Value	Shares	Value
Shares sold	382,518,696	$382,518,696	836,571,682	$836,571,682
Shares issued in reinvestment of dividends	6,366,668	6,366,668	20,557,739	20,557,739
Shares redeemed	(365,931,973)	(365,931,973)	(832,633,852)	(832,633,852)
Net increase	22,953,391	$22,953,391	24,495,569	$24,495,569
	Class B
	For the Six Months Ended June 30, 2008 (unaudited)		For the Year Ended December 31, 2007
	Shares	Value	Shares	Value
Shares sold	5,000	$5,000	7,107	$7,107
Shares issued in reinvestment of dividends	988	988	4,792	4,792
Shares redeemed	(12,219)	(12,219)	(149,437)	(149,437)
Net decrease	(6,231)	$(6,231)	(137,538)	$(137,538)
	Class C
	For the Six Months Ended June 30, 2008 (unaudited)		For the Year Ended December 31, 2007
	Shares	Value	Shares	Value
Shares sold	—	$—	22,797	$22,797
Shares redeemed	—	—	(6,964)	(6,964)
Net increase	—	$—	15,833	$15,833

On June 30, 2008, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund was as follows:

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Common Class	2	27%
Class A	1	98%
Class B	4	94%
Class C	2	99%

Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

Note 5. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents.

Credit Suisse Cash Reserve Fund
Notes to Financial Statements (continued)
June 30, 2008 (unaudited)

Note 5. Contingencies

The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 6. Recent Accounting Pronouncements

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows. Management of the Fund does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.

Credit Suisse Cash Reserve Fund
Privacy Policy Notice (unaudited)

Important Privacy Choices for Consumers

We are committed to maintaining the privacy of every current and prospective customer. We recognize that you entrust important personal information to us, and we wish to assure you that we take seriously our responsibilities in protecting and safeguarding this information.

In connection with making available investment products and services to current and potential customers, we may obtain nonpublic personal information about you. This information may include your name, address, email address, social security number, account number, assets, income, financial situation, transaction history and other personal information.

We may collect nonpublic information about you from the following sources:

•  Information we receive on applications, forms, questionnaires, web sites, agreements or in the course of establishing or maintaining a customer relationship; and

•  Information about your transactions with us, our affiliates, or others.

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except with your consent or as otherwise permitted by law.

In cases where we believe that additional products and services may be of interest to you, we may share the information described above with our affiliates.

We may also disclose this information to firms that perform services on our behalf. These agents and service providers are required to treat the information confidentially and use it only for the purpose for which it is provided.

We restrict access to nonpublic personal information about you to those employees, agents or other parties who need to know that information to provide products or services to you or in connection with your investments with or through us. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Note: This Notice is provided to clients and prospective clients of Credit Suisse Asset Management, LLC ("Credit Suisse"), and Credit Suisse Asset Management Securities, Inc., and shareholders and prospective shareholders in Credit Suisse sponsored and advised investment companies, including Credit Suisse Funds, and other consumers and customers, as applicable. This Notice is not intended to be incorporated in any offering materials but is merely a statement of our current Privacy Policy, and may be amended from time to time upon notice to you. This Notice is dated as of May 13, 2008.

Credit Suisse Cash Reserve Fund
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-800-927-2874

•  On the Fund's website, www.credit-suisse.com/us

•  On the website of the Securities and Exchange Commission, www.sec.gov.

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

P.O. BOX 55030, BOSTON, MA 02205-5030

800-927-2874 ■ www.credit-suisse.com/us

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.  CR-SAR-0608

Item 2. Code of Ethics.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

This item is not applicable to the registrant.

Item 6. Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

This item is not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

This item is not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

This item is not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The Nominating Committee recommends Board member candidates.  Shareholders of the registrant may also submit nominees that will be considered by the Committee.  Recommendations should be mailed to the registrant’s Secretary, c/o Credit Suisse Asset Management, LLC, Eleven Madison Avenue, New York, NY 10010.  Any submission should include at a minimum the following information: the name, age, business address, residence address and principal occupation or employment of such individual; the class, series and number of shares of the registrant that are beneficially owned by such individual; the date such shares were acquired and the investment intent of such acquisition; whether such shareholder believes such individual is, or is not, an “interested person” of the registrant (as defined in the Investment Company Act of 1940) and information regarding such individual that is sufficient, in the Committee’s discretion, to make such determination; and all other information relating to such individual that is required to be disclosed in solicitation of proxies for election of directors in an election contest (even if an election contest is not involved) or is otherwise required pursuant to the rules for proxy materials under the Securities Exchange Act of 1934.

Item 11. Controls and Procedures.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)       Not applicable.

(a)(2)       The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3)       Not applicable.

(b)           The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE CASH RESERVE FUND, INC.

/s/George R. Hornig
Name: George R. Hornig
Title: Chief Executive Officer
Date: September 4, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/George R. Hornig
Name: George R. Hornig
Title: Chief Executive Officer
Date: September 4, 2008

/s/Michael A. Pignataro
Name: Michael A. Pignataro
Title: Chief Financial Officer
Date: September 4, 2008